Fair Value Measurement	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 6 - FAIR VALUE MEASUREMENT:

The following table sets out the Company’s liabilities that are measured at fair value in the financial statements:

	Fair value measurements using input type
	June 30, 2021 (Unaudited)
	Level 1	Level 2	Level 3	Total

Derivative liability - warrants			(343)	(343)
Convertible debentures			(1,331)	(1,331)

	Fair value measurements using input type
	December 31, 2020
	Level 1	Level 2	Level 3	Total

Derivative liability - warrants	-	-	(359)	(359)
Convertible debenture	-	-	(194)	(194)

As of June 30, 2021, the fair value measurement of the warrant’s securities in the table above, was estimated using the Black Scholes model, based on a variety of significant unobservable inputs and thus represent a level 3 measurement within the fair value hierarchy. The measurement of the convertible debentures in the table above, was estimated as follows:

1.	Alpha Capital convertible debentures were estimated under the assumption of converting to shares according to the fair value of the shares.

2.	Jonathan B. Rubini convertible debenture which conversion date is October 2021 were estimated using a Monte Carlo simulation analysis, based on a variety of significant unobservable inputs a thus represent a level 3 measurement within the fair value hierarchy.

The key inputs that were used in the convertible debenture and warrants valuation were: risk-free interest rate – 0.88%, expected volatility - 50 % and AUD/USD exchange rate - 0.75

As of December 31, 2020, the fair value measurement of the convertible debenture and the warrant’s securities in the table above, was estimated using a Monte Carlo simulation analysis, based on a variety of significant unobservable inputs a thus represent a level 3 measurement within the fair value hierarchy.

The key inputs that were used in warrants and the convertible securities were: the risk-free interest rate- 0.12%, the expected volatility-100% and the AUD/USD exchange rate -0.7724.

The following tables describes the change in the Company’s liabilities that are measured at level 3 in the financial statements:

Derivative liability
Derivative liability - warrants as of December 31, 2020	(359)
Issuance of financial instruments	(407)
Change in fair value	423
Derivative liability - warrants as of June 30, 2021	(343)

Convertible debenture
Convertible debenture as of December 31, 2020	(194)
issuance of convertible debenture	(343)
Gain due to change in fair value of convertible debenture	(794)
Convertible debenture as of June 30, 2021	(1,331)